Shareholder Report, Average Annual Return (Details) 199951_Aquarius International Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	100 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Aquarius International Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aquarius International Fund
Average Annual Return, Percent	24.85%	8.25%	7.60%
MSCI ACWI ex USA Gross Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Gross Index
Average Annual Return, Percent	27.89%	9.93%	8.94%